Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Separate [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 10,652	$ 63,150	$ 12,194	$ 48,363
Prepayments, other receivables and other assets	30	44
short-term investments at amortized cost		7,000
Total current assets	10,682	70,194
Non-current assets
Investment in subsidiaries	138,588	129,711
Total non-current assets	316,095	252,813
Total assets	326,777	323,007
Current liabilities
Accounts payable	538	976
Other payables and accruals.	95	53
Interest-bearing bank and other borrowings	10,810	10,650
Non-current liabilities due within one year
Financial liabilities at FVTPL
Total current liabilities	11,443	11,719
Non-current liabilities
Long-term loans
Financial liabilities at FVTPL
Total non-current liabilities
Total liabilities	11,443	11,719
Share premium	439,016	438,707
Share based payments reserve	20,311	16,059
Accumulated deficit	(144,004)	(143,489)
Total shareholders’ deficit	315,334	311,288
Total liabilities and shareholders’ equity	326,777	323,007
Related Parties [Member]
Non-current assets
Due from related parties	177,507	123,102
Current liabilities
Due to related parties		40
Class A Ordinary Shares [Member]
Non-current liabilities
Ordinary shares, value	9	9
Class B Ordinary shares [Member]
Non-current liabilities
Ordinary shares, value	$ 2	$ 2